Secured Loans and Credit Facilities	12 Months Ended
Dec. 31, 2011
Secured Loans and Credit Facilities
Secured Loans and Credit Facilities

12.Secured Loans and Credit Facilities

The table below presents the loans and credit facilities and the amounts outstanding as at December 31, 2010 and 2011:

	2010	2011
(a)Commerzbank AG	$74,110,000	$55,575,000
(b)Unicredit Bank AG (Bayerische Hypo-und Vereinsbank AG)	57,800,000	29,585,000
(c)Bank of Scotland Plc	59,000,000	55,000,000
(d)Bank of Ireland	21,500,000	17,500,000
(e)HSH Nordbank AG	36,625,000	23,625,000
(f)HSBC Bank Plc	21,600,000	20,000,000
(g)Credit Suisse AG	47,200,000	-
Total	$317,835,000	$201,285,000

Disclosed as follows in the Consolidated Balance Sheets
Current portion of long-term debt	$35,077,988	$32,189,000
Long-term debt	282,757,012	169,096,000
Total	$317,835,000	$201,285,000

The minimum annual principal payments, in accordance with the loans and credit facilities agreements, as amended, required to be made after December 31, 2011 are as follows:

To December 31,
2012	$32,189,000
2013	56,864,000
2014	23,197,000
2015	14,222,000
2016	18,213,000
Thereafter	56,600,000
Total	$201,285,000

(a)Commerzbank AG: On November 29, 2007, Paragon Shipping Inc. (the “Borrower”) entered into a senior secured revolving credit facility with Commerzbank AG that, subject to certain provisions, provided the Company with an amount of up to $250.0 million. On August 12, 2011, the Company entered into an agreement with Commerzbank AG to refinance up to $57.0 million of the outstanding indebtedness related to this facility and prepaid $10.7 million.

The main terms and conditions of the loan agreement dated August 12, 2011, are as follows:

•The loan agreement is secured by a first priority mortgage on the vessels: M/V Sapphire Seas, M/V Pearl Seas and M/V Diamond Seas.

•The loan bears interest at LIBOR, plus a margin of 2.35%, plus any mandatory costs.

•The outstanding loan amount as of December 31, 2011, of $55.575 million is required to be repaid in 3 consecutive quarterly installments of $1.425 million, followed by 8 consecutive quarterly installments of $1.250 million, followed by 12 consecutive quarterly installments of $1.425 million, plus a balloon repayment of $24.2 million payable simultaneously with the final installment in the third quarter of 2017.

•The Borrower shall maintain at all times with the lender, cash equivalents in an amount of no less than the aggregate of (i) $1.5 million and (ii) $0.5 million per mortgaged vessel.

Covenants (as defined in the respective loan agreement):

•The ratio of EBITDA to net interest expenses shall not be less than 2.5:1.0.

•The ratio of total liabilities to EBITDA shall not exceed 6.5:1.0 until December 31, 2012 and 5.5:1.0 thereafter.

•The market value adjusted net worth of the Company shall not be less than $125.0 million until December 31, 2012 and $150.0 million thereafter.

•Maintain liquid assets in an amount of no less than $650,000 per vessel at any time when the Borrower is not paying any dividends or making any other form of distribution, and an amount equal to six months debt service at any time when the Borrower decides to pay dividends or make any other form of distribution.

•The ratio of maximum net debt to total assets expressed as a percentage shall not exceed 75% until December 31, 2012 and 70% thereafter.

•The aggregate fair market value of the mortgaged vessels shall exceed 125% of the outstanding loan until June 30, 2012, 135% until December 31, 2012 and 140% thereafter.

(b) Unicredit Bank AG (Bayerische Hypo-und Vereinsbank AG): On November 19, 2007, Paragon Shipping Inc. (the “Borrower”) entered into a secured credit facility with Unicredit Bank AG that, subject to certain provisions, provided the Company with an amount of up to $100.0 million. On October 27, 2011, the Company entered into a loan supplemental agreement and agreed to amended terms with Unicredit Bank AG. The Company also agreed to prepay an amount of $7.0 million that was prepaid on November 2, 2011. In addition, following the sale of M/V Crystal Seas on November 2, 2011, the then outstanding loan amount allocated to the M/V Crystal Seas of $11.7 million was fully repaid, the mortgage of the vessel was released and the repayment schedule of the outstanding facility was amended as described below.

The main terms and conditions of the loan agreement dated November 19, 2007, as subsequently amended, are as follows:

•The loan agreement is secured by a first priority mortgage on the vessels: M/V Calm Seas and M/V Deep Seas.

•The loan bears interest at LIBOR, plus a margin of 2.25%.

•The outstanding loan amount as of December 31, 2011, of $29.585 million is required to be repaid in 8 consecutive quarterly installments of $1.166 million, followed by 11 consecutive quarterly installments of $1.356 million, plus a balloon repayment of $5.347 million payable simultaneously with the final installment in the third quarter of 2016.

•The Borrower shall maintain at all times with the lender, cash equivalents in an amount of no less than $0.75 million per mortgaged vessel.

Covenants (as defined in the respective loan agreement):

•The ratio of total liabilities to EBITDA shall not be greater than 6.0:1.0.

•The market value adjusted net worth of the Company shall not be less than $100.0 million.

•Maintain liquid assets in an amount of no less than $750,000 per vessel at all times.

•The leverage ratio shall not be greater than 0.75:1.0.

•The aggregate fair market value of the mortgaged vessels based on charter inclusive market values shall exceed 110% of the outstanding loan until the final maturity, subject to further conditions in the event of dividend payment.

(c)Bank of Scotland Plc: On December 4, 2007, Paragon Shipping Inc. (the “Borrower”) entered into a secured revolving credit facility with Bank of Scotland plc that, subject to certain conditions, provided the Company with an amount of up to $89.0 million. On April 26, 2012, the Company entered into a supplemental agreement and agreed to amended terms with Bank of Scotland plc. Under the terms of the supplemental agreement, the bank agreed to extend the respective loan agreement from December 9, 2012 to July 9, 2013 and to defer payment of $40.1 million of the lump sum payment due in December 2012 to 2013, provided the Company is in full compliance with the respective loan agreement as of December 9, 2012, to waive certain covenants for the period commencing on December 31, 2011 and ending on June 30, 2012 and to amend certain covenants. The Company also agreed to prepay an amount of $9.9 million and not to declare or pay dividends till the final maturity of the respective loan agreement.

The main terms and conditions of the loan agreement dated December 4, 2007, as subsequently amended, are as follows:

•The loan agreement is secured by a first priority mortgage on the vessels: M/V Coral Seas and M/V Golden Seas.

•The loan bears interest at LIBOR, plus a margin of 2.25%. The margin will increase to 3.75% on any funds that remain borrowed on or after December 9, 2012 until maturity.

•The outstanding loan amount as of December 31, 2011, was $55.0 million. After the agreed prepayment of $9.9 million, the outstanding amount of $45.1 million is required to be repaid in 3 consecutive quarterly installments of $1.0 million, followed by 2 consecutive quarterly installments of $2.0 million, plus a balloon repayment of $38.1 million payable on July 9, 2013.

•The Borrower shall maintain at all times with the lender, cash equivalents in an amount of no less than $2.0 million per mortgaged vessel. Subject to certain conditions, this amount may increase to the greater of (i) an amount equal to the principal and interest obligations of the Borrower, arising under the Facility, due and payable, or accruing, over the next three consecutive financial quarters; or; (ii) $3.0 million per mortgaged vessel. Under the terms of the supplemental agreement dated April 26, 2012, the Borrower is not required to maintain cash equivalents with the lender.

Covenants (as defined in the respective loan agreement):

•The ratio of EBITDA to interest expense shall not be less than 2.5 to 1.0.

•The market value adjusted net worth of the Company shall not be less than $200.0 million, plus 100% of the net cash amount of all future equity offerings made by the Borrower.

•The leverage ratio shall not be greater than 0.7:1.0 until June 30, 2012 and 0.6:1.0 thereafter.

•The Company shall maintain a positive working capital at all times of not less than $1.0 million. Under the terms of the supplemental agreement dated April 26, 2012, the covenant is waived through June 30, 2012.

•The Borrower shall, at all times, maintain liquid assets at least equal to the greater of: a) all amounts falling within the financial indebtedness of the Borrower which will become due and payable by the Borrower during the following two consecutive financial quarters or which will accrue during such period; or b) $25.0 million, which is amended to $15.0 million as per the supplemental agreement dated April 26, 2012.

•The aggregate fair market value of the mortgaged vessels shall exceed 110% of the outstanding loan until March 31, 2012, 120% until June 30, 2012, 130% until September 30, 2012 and 140% thereafter.

(d)Bank of Ireland: On March 30, 2009, Paragon Shipping Inc. (the “Borrower”) entered into a secured revolving credit facility with Bank of Ireland that provided the Company an amount of up to $30.0 million for the purpose of refinancing the then existing indebtedness with Bank of Ireland.

The main terms and conditions of the loan agreement dated March 30, 2009, as subsequently amended, are as follows:

•The loan agreement is secured by a first priority mortgage on the vessel M/V Kind Seas.

•The loan bears interest at LIBOR, plus a margin of 2.25%.

•The outstanding loan amount as of December 31, 2011, of $17.5 million is required to be repaid in 9 consecutive quarterly installments of $1.0 million, plus a balloon repayment of $8.5 million payable in the second quarter of 2014.

•The Borrower shall maintain at all times with the lender, cash equivalents in an amount of no less than $750,000.

Covenants (as defined in the respective loan agreement):

•The ratio of the aggregate financial indebtedness to EBITDA shall not exceed 6.0:1.0 until December 31, 2011 and 5.0:1.0 thereafter.

•The market value adjusted net worth of the Company shall not be less than $50.0 million.

•The leverage ratio shall not be greater than 0.75:1.00 until December 31, 2011 and 0.70.1:00 thereafter.

•The aggregate fair market value of the mortgaged vessel shall exceed 110% of the outstanding loan until the final maturity.

(e)HSH Nordbank AG: On July 31, 2008, Paragon Shipping Inc. (the “Borrower”) entered into loan with HSH Nordbank that, subject to certain conditions, provided the Company with an amount of up to $51.5 million. On September 1, 2011, the Company entered into loan supplemental agreement and agreed to amended terms with HSH Nordbank. The Company also agreed to prepay an amount of $10.0 million that was prepaid on September 6, 2011.

The main terms and conditions of the loan agreement dated July 31, 2008, as subsequently amended, are as follows:

•The loan is secured by a first priority mortgage on the vessel M/V Friendly Seas.

•The loan bears interest at LIBOR, plus a margin of 3.00%.

•The outstanding loan amount as of December 31, 2011, of $23.625 million is required to be repaid in 27 consecutive quarterly installments of $0.375 million, plus a balloon repayment of $13.5 million payable simultaneously with the final installment in the third quarter of 2018.

•The Borrower shall maintain at all times with the lender, cash equivalents in an amount of no less than $375,000.

Covenants (as defined in the respective loan agreement):

•The market value adjusted net worth of the Company shall not be less than $110.0 million until January 1, 2014 and $120.0 million thereafter.

•The leverage ratio shall not exceed 0.80:1 until January 1, 2014 and 0.70:1 thereafter.

•Maintain liquid assets of an amount equal to at least $500,000 per vessel at all times.

•The aggregate fair market value of the mortgaged vessel shall exceed 100% of the outstanding loan until January 1, 2013, 110% until January 1, 2014 and 125% thereafter.

 (f)HSBC Bank Plc: On July 2, 2010, a secured loan facility was signed with HSBC Bank Plc that, subject to certain conditions, provided the Company with an amount of $22.0 million.

The main terms and conditions of the loan agreement dated July 2, 2010, are as follows:

•The loan is secured by a first priority mortgage on the vessel M/V Dream Seas.

•The loan bears interest at LIBOR, plus a margin of 2.60%.

•The outstanding loan amount as of December 31, 2011, of $20.0 million is required to be repaid in 35 consecutive quarterly installments of $0.4 million, plus a balloon repayment of $6.0 million payable simultaneously with the final installment in the third quarter of 2020.

•The Borrower shall maintain at all times with the lender, cash equivalents in an amount of no less than $500,000.

Covenants (as defined in the respective loan agreement):

•The ratio of total liabilities to EBITDA shall not exceed 7:1.

•The ratio of EBITDA to interest expense shall not be less than 2.5:1.

•The market value adjusted net worth of the Company shall be at least $100.0 million.

•The ratio of total liabilities to value adjusted total assets shall not exceed 0.75:1.

•The market value of the secured vessel plus the value of any additional security to be at least 130% of the loan outstanding balance.

(g)Credit Suisse AG: On July 28, 2010, a secured loan facility was signed with Credit Suisse AG for an amount of $48.0 million to partly finance the purchase of the Box Voyager and the Box Trader. On April 29, 2011, the Company repaid the $46.4 million outstanding under the secured loan agreement and completed the sale and delivery of the vessels to Box Ships (refer Note 5). In addition, on April 21, 2011, a secured loan facility was signed with Credit Suisse AG for an amount of up to $26.0 million to partly finance the purchase of the CMA CGM Kingfish (refer Note 5). The loan was drawn in full on April 27, 2011, and was fully repaid on May 19, 2011, following the delivery of the vessel to Box Ships. As of December 31, 2011, the Company had no outstanding loan balance with Credit Suisse AG.

As of December 31, 2011, the Company had no unused facility in respect of the above mentioned secured loans and credit facilities. The weighted average interest rate for the years ended December 31, 2010 and 2011 was 2.50% and 2.64%, respectively.

On May 5, 2011, a secured loan facility was signed with a syndicate of major European banks led by Nordea Bank Finland Plc. for an amount of up to $89.5 million to finance 65% of the purchase price of the Company’s drybulk newbuilding vessels. Following the conversion of the Company’s final Kamsarmax newbuilding contract in August 2011, the Company agreed to reduce the available amount under the respective secured loan facility to $66.9 million. The amended secured loan facility is comprised of four advances, one for each drybulk newbuilding vessel, available upon delivery of each vessel. As of December 31, 2011, no amount had been drawn under this facility.

On January 13, 2012, the Company agreed to amended terms with Nordea Bank Finland Plc. The main terms and conditions of the loan agreement dated May 5, 2011, are as follows:

•The loan will be secured by a first priority mortgage on the drybulk newbuilding vessels.

•The loan bears interest at LIBOR, plus a margin of 2.75%, plus any mandatory costs.

Covenants (as defined in the respective loan agreement):

•The Company shall maintain a positive working capital at all times.

•The Borrower shall, at all times, maintain cash and cash equivalents (including restricted but unpledged cash representing minimum liquidity required to be maintained under any financial indebtedness) which are not subject to any security interest, in an amount of not less than the greater of (i) $15.0 million or (ii) $750,000 per vessel.

•The ratio of EBITDA to interest expense shall not be less than 2.50:1.

•The ratio of the aggregate financial indebtedness net of cash and cash equivalents (including restricted but unpledged cash representing minimum liquidity required to be maintained under any financial indebtedness) to EBITDA shall not be greater than 5.50:1 until December 31, 2012 and 5.00:1 thereafter.

•The ratio of the aggregate financial indebtedness net of cash and cash equivalents (including restricted but unpledged cash representing minimum liquidity required to be maintained under any financial indebtedness) to the market value adjusted total assets shall not exceed 0.70:1 until December 31, 2012 and 0.65:1 thereafter.

•The market value of the secured vessels to be at least 130% of the loan outstanding balance.

Compliance with the financial covenants and security cover will be a prerequisite to the drawdown of the secured loan facility.

Additional Covenants: Each of the above loans and credit facilities are secured by first priority mortgages on all vessels described in Note 1, first assignments of all freights, earnings and insurances. They also contain covenants that require the Company to maintain adequate insurance coverage and to obtain the lender’s consent before it changes the flag, class or management of the vessels, or enter into a new line of business. The facility includes customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, representation and warranty, a crossdefault to other indebtedness and non-compliance with security documents, and prohibits the Company from paying dividends if the Company is in default on its facilities and if, after giving effect to the payment of the dividend, the Company is in breach of a covenant.

Certain of the above loan and credit facilities restrict the amount of dividends the Company may pay to $0.50 per share per annum and limit the amount of quarterly dividends the Company may pay to 100% of its net income for the immediately preceding financial quarter. In addition, under the existing loan and credit facilities, the Company is required to maintain minimum liquidity after payment of dividends equal to the greater of the next six months’ debt service, $25.0 million or $1.25 million per vessel. In addition, according to the supplemental agreement the Company entered into with Bank of Scotland plc on April 26, 2012 as discussed above, the Company is not permitted to declare or pay any dividends until the maturity of the respective loan agreement.

As of December 31, 2011, the Company was in compliance with all debt covenants that were in force as at that date, with respect to its loan and credit facilities, with the exception of two financial covenants contained in the facility with the Bank of Scotland (the positive working capital of not less than $1.0 million and the security cover ratio of greater than 110%), one financial covenant with Bank of Ireland (the security cover ratio of greater than 110%) and one financial covenant with Commerzbank (the security cover ratio of 125%).

On February 3, 2012, the Company deposited with the Bank of Ireland additional cash security of $1.1 million, representing the shortfall between the aggregate fair market value of the mortgaged vessel as of December 31, 2011, and the security cover required to be maintained under the respective loan agreement, and therefore cured the breach of the security cover ratio covenant.

During February and March 2012, the Company deposited with Commerzbank additional cash security of $1.3 million, representing the shortfall between the aggregate fair market value of the mortgaged vessels as of December 31, 2011, and the security cover required to be maintained under the respective agreement, and therefore cured the breach of the security cover ratio covenant.

The positive working capital covenant of not less than $1.0 million and the security cover ratio of greater than 110% contained in the facility with the Bank of Scotland, were waived based on the supplemental agreement dated April 26, 2012, which had retroactive effect to December 31, 2011.